STAAR Investment Trust

604 Mcknight Park Dr.
Pittsburgh, PA 15237
Phone 412-367-9076
Fax 412-367-9141

Annual Report
January 1, 2000 to December 31, 2000

Letter to Shareholders
February 28, 2001

The Year 2000 saw the first losing year for the S&P500 stock index since 1990. The "dot com" mania of 1999 and early 2000 crashed and burned, leaving the NASDAQ and the general technology sector in a shambles. Growth finally took a back seat to fundamentals. "Value" managers came back strong. Quite simply, investors succumbed in 2000 to the two emotions most likely to hurt them, greed and fear.

     Greed first caused skyrocketing stock prices, especially in technology. Valuations were ridiculous. People poured money into companies that had never made a profit and were unlikely to make one anytime soon. Balance sheets, realistic earnings projections and other fundamentals were all but ignored. It became a heady, greedy period of excesses.

     The days of reckoning finally began in the Spring. The NASDAQ peaked in March and then the bubble burst. Greed turned to fear and the fear is still with us, keeping U.S. and International stock indexes down and causing negative behavior, which exacerbates the problems.

     Many investors had to reevaluate their beliefs and assumptions about the stock market in 2000. I want you to know that our fundamental beliefs about the future and our approach to investing have not changed.

     I believe the technological revolution is intact. I believe the long-term prospects for economic growth remain excellent.

     The current uncertainty and fear is creating opportunities. Just as many stocks were bid up to unrealistic levels, today many are at very attractive prices. There is still downside risk, but we see many positives.

     History would indicate that during times like these it can be more risky to be out of the market than in it. Not that stocks can't go down more: Of course they can. My point is that when there is a down period, stocks can move very quickly upward.

     Remember the fall of 1990. Everyone was worried. We were in an economic slowdown not dissimilar to the one now. We were anticipating war. Many people had pulled out of the stock market after it had fallen 20%.

     In January and February of 1991 the S&P500 rose almost 12% and most of that gain was accomplished in only a handful of trading days. The index was up over 30.5% for that year and if you missed the best twenty trading days you would have missed most of the gains.

     Unfortunately, the behavior of many investors is opposite of what they should do. They buy high and sell low. After markets climb, they get greedy and buy. Then, after the markets fall precipitously they get fearful and sell.

     Since emotions can play such a defeating role and because it is very difficult to know exactly when stocks are going to move, most investors should keep a diversified portfolio in place and look not at short-term gyrations, but rather keep a big picture viewpoint.

     On behalf of the Trustees and people of STAAR Financial Advisors, Inc., I want to thank you for your continued confidence in us. We sincerely value your business.

parallel to the telephone is the Internet. These two developments have made vast advances possible in all areas of life. These plus the successful economic policies of the 1980's combined to create over a decade of the greatest wealth creation in the history of the planet. And, while there will be interruptions, it is likely to continue for another decade or two.

         Sincerely Yours,

         J. Andre Weisbrod, Trustee
         President, STAAR Financial Advisors,
         Inc., Advisor to the Trust

FROM LAST YEAR'S ANNUAL REPORT:

I would like to remind our investors that our Funds are not designed for spectacular triple-digit performance such as some funds experienced in 1999. Our goal is to provide healthy returns within our categories and objectives. There will be times when one or more of our Funds lose money for a period. During those times we intend to stick to our plans. We hope you will too."

Perspective & Performance

Indexes used for comparisons are selected as being closest to each Fund's objectives.

Intermediate Bond Fund (IBF)

         Conditions for bonds became very favorable by the end of 2000. The economy was slowing significantly and prognosticators were considering the possibility of a recession. Such a slowdown was likely to prompt the Federal Reserve to reverse its anti-inflationary emphasis and lower interest rates. Indeed, the Fed moved early in 2001 to dramatically lower rates. We look for interest rates to continue to drop some in the first half of 2001.

=============================================================================================================================
                                                                                                                   SINCE
                                                                      THREE YEAR    FIVE YEAR    SINCE PUBLIC     PRIVATE
                                                                     AVG. ANNUAL   AVG. ANNUAL     INCEPTION     INCEPTION
      FOR PERIODS ENDING 12/31/00        LAST QUARTER    ONE YEAR       RETURN       RETURN        (5/28/97)      (4/4/96)
-----------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND (IBF)
A high grade portfolio of US Gov't,          3.1%          9.1%          5.4%          N/A           6.1%           5.2%
Gov't Agency and Investment Grade
Corporate Bonds with an average
maturity usually between 3 and 7 years.

-----------------------------------------------------------------------------------------------------------------------------
      Lehman Bros Intermediate               3.7%         10.1%          6.2%          N/A           7.0%           6.6%
Gov/Corp Index
---------------------------------------- ------------- ------------- ------------- ------------- -------------- -------------
      Morningstar Interm-Term Bd Fds         3.5%          9.5%          5.1%          N/A           6.4%           6.2%
Avg
=============================================================================================================================


Current Yield as of 12/31/99 ...............  5.5% **                   S.E.C. Yield as of 12/31/00 .............    5.6%  ***
Average Maturity ...........................  3.2 Years                 Portfolio Turnover.......................  14.77%

*    Total returns include reinvested dividends and gains.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.


Long Term Bond Fund (LTBF)

The prospect of a Federal Reserve policy favoring lower interest rates caused the value of long-term bonds to rise and the prospect of further gains continues into 2001. Because one of the holdings was downgraded severely and because the LTBF has a shorter average maturity than the indexes, it did not fare as well in the fourth quarter as it had been doing for the first three quarters. However, its one-year and three-year performance numbers are in line with other similar funds.


-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   SINCE
                                                                      THREE YEAR    FIVE YEAR    SINCE PUBLIC     PRIVATE
                                                                     AVG. ANNUAL   AVG. ANNUAL    INCEPTION      INCEPTION
FOR PERIODS ENDING 12/31/00              LAST QUARTER    ONE YEAR       RETURN       RETURN        (5/28/97)      (4/4/96)
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM BOND FUND (LTBF)
A high grade portfolio of US Gov't,          2.7%          9.4%          4.2%          N/A           6.7%           6.0%
Gov't Agency and Investment Grade
Corporate Bonds with an average
maturity over 10 years.
-----------------------------------------------------------------------------------------------------------------------------
       Lehman Bros Long-Term Gov/Corp        6.0%         16.2%          6.2%          N/A           9.2%           8.3%
Index
-----------------------------------------------------------------------------------------------------------------------------
       Morningstar Long-Term Bond Fds        3.5%          9.3%          4.3%          N/A           6.0%           6.0%
Avg
-----------------------------------------------------------------------------------------------------------------------------

Current Yield as of 12/31/99 ...............   6.3% **                  S.E.C. Yield as of 12/31/99 ........   6.1%  ***
Average Maturity ...........................  12.8 Years                Portfolio Turnover..................   7.7%

*    Total returns include reinvested dividends and gains.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

Larger Company Stock Fund (LCSF)

         A slowing economy coupled with a bizarre presidential election erased all possibility of an end of year rally. Large stocks posted their first losing year since 1990. The first half of 2001 is likely to be volatile. The specter of recession will be a negative influence while falling interest rates should provide support. If there is no recession or if there is a relatively mild one, there is a reasonable probability of a positive 2001 return. The LCSF experienced a somewhat disappointing fourth quarter. However we are pleased with its performance for the year considering the market's volatility. Morningstar ranked it in the top 28% of all funds in the Large Blend Category for 2001.


-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   SINCE
                                                                      THREE YEAR    FIVE YEAR    SINCE PUBLIC     PRIVATE
      FOR PERIODS ENDING 12/31/00                                    AVG. ANNUAL   AVG. ANNUAL    INCEPTION**   INCEPTION**
                                         LAST QUARTER    ONE YEAR       RETURN        RETURN       (5/28/97)      (4/4/96)
-----------------------------------------------------------------------------------------------------------------------------
LARGER CO. STOCK FUND (LCSF)
A fund of funds in which the                -7.2%         -2.7%          8.4%          N/A           10.7%         12.5%
underlying investments are primarily
common stocks of large and some larger
mid-cap companies with an objective of
Growth with some Income. Individual
stocks may be owned
-----------------------------------------------------------------------------------------------------------------------------
       S&P 500 Index                        -7.8%         -9.1%         12.3%          N/A           14.6%         17.7%
-----------------------------------------------------------------------------------------------------------------------------
       Dow Jones Industrial Average         -4.8%         -4.9%         12.7%          N/A           12.9%         16.4%
-----------------------------------------------------------------------------------------------------------------------------
       New York Stock Exchange              -0.9%          1.0%          8.7%          N/A           11.7%         14.0%
Composite
-----------------------------------------------------------------------------------------------------------------------------
       Morningstar Growth & Income          -3.1%         -1.0%          9.4%          N/A           12.2%         14.6%
Funds Avg
-----------------------------------------------------------------------------------------------------------------------------

              Portfolio Turnover........      19.7%

*    Total returns include reinvested dividends and gains.

**   Dividend data for some indexes may not be complete for partial period


Smaller Company Stock Fund (SCSF)

         Small stocks also experienced a rough fourth quarter. We expect continued volatility, but believe the prospects for small companies are good. A disappointing fourth quarter brought the SCSF's performance below our expectations for the year. However, we are pleased to report that the SCSF beat the Russell 2000 index and is still ranked in the top 18% of all funds in Mornigstar's Small Blend category for the three year period ending 12/31/00.


=============================================================================================================================
                                                                                                                   SINCE
                                                                      THREE YEAR    FIVE YEAR    SINCE PUBLIC     PRIVATE
      FOR PERIODS ENDING 12/31/00                                    AVG. ANNUAL   AVG. ANNUAL     INCEPTION     INCEPTION
                                         LAST QUARTER    ONE YEAR       RETURN        RETURN       (5/28/97)      (4/4/96)
-----------------------------------------------------------------------------------------------------------------------------
SMALLER CO. STOCK FUND (SCSF)
A fund of funds in which the                -6.9%          1.1%         10.6%          N/A           12.8%         11.4%
underlying investments are primarily
common stocks of small, microcap and
smaller mid-cap companies. Individual
stocks may be owned.
-----------------------------------------------------------------------------------------------------------------------------
       Russell 2000 Index                   -6.9%         -3.0%          4.6%          N/A           8.5%           9.5%
-----------------------------------------------------------------------------------------------------------------------------
       Morningstar Small Blend Fds Avg      -0.4%         12.8%          7.0%          N/A           11.7%         13.0%
=============================================================================================================================

              Portfolio Turnover..............      4.1%

*    Total returns include reinvested dividends and gains.

International Fund (INTF)

     International markets failed to recover in the fourth quarter. Conditions overseas are beginning to look more positive, especially in emerging markets. The fund performed adequately in the fourth quarter, but we have been concerned that some of the underlying funds in the INTF have performed below expectations. Shareholders are reminded that because this is a broad-based international fund, which includes some exposure to emerging markets, expectations are to perform between the larger country indexes and the emerging markets indexes.

=============================================================================================================================
                                                                                                                   SINCE
                                                                      THREE YEAR    FIVE YEAR    SINCE PUBLIC     PRIVATE
      FOR PERIODS ENDING 12/31/00                                    AVG. ANNUAL   AVG. ANNUAL     INCEPTION     INCEPTION
                                         LAST QUARTER    ONE YEAR       RETURN        RETURN       (5/28/97)      (4/4/96)
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND (INTF)
A fund of funds in which the                -4.3%         -16.8%         6.1%          N/A           3.4%           6.6%
underlying investments are primarily
common stocks of companies in
countries outside the U.S. including
emerging markets. Individual stocks
may be owned.
-----------------------------------------------------------------------------------------------------------------------------
       EAFE Index                           -2.7%         -14.2%         9.4%          N/A           6.3%           6.8%
-----------------------------------------------------------------------------------------------------------------------------
       Morningstar Foreign Stock Fds        -6.1%         -16.0%         9.8%          N/A           7.8%           9.4%
Avg
-----------------------------------------------------------------------------------------------------------------------------
       Morningstar Divers Emerg Mkts        -13.3%        -30.8%        -4.9%          N/A          -7.9%          -2.3%
Fds Avg
=============================================================================================================================

              Portfolio Turnover .....................   10.8%

*    Total returns include reinvested dividends and gains.


AltCat (Alternative Categories) Fund (ACF)

         Despite a down fourth quarter, the AltCat Fund performed well in 2000. Its strategy of "aggressive diversity" has worked well in volatile global markets. We are pleased to report that the ACF continues to rank in the top 26% of all funds in the Multi-asset Global funds category for both one and three year periods as tracked by Morningstar.

=============================================================================================================================
                                                                                                                   SINCE
                                                                      THREE YEAR    FIVE YEAR    SINCE PUBLIC     PRIVATE
      FOR PERIODS ENDING 12/31/00                                    AVG. ANNUAL   AVG. ANNUAL     INCEPTION     INCEPTION
                                         LAST QUARTER    ONE YEAR     RETURN(1)     RETURN(1)    (5/28/97)(1)   (4/4/96)(1)
-----------------------------------------------------------------------------------------------------------------------------
ALTCAT FUND (ACF)
A flexibly managed, multi-asset global      -7.5%          5.5%          9.1%          N/A           7.4%           7.6%
fund of funds investing primarily in
assets that offer opportunities for
growth of capital.
-----------------------------------------------------------------------------------------------------------------------------
       Morningstar Multi-Asset Global       -1.3%         -1.8%          8.1%          N/A           8.0%           8.7%
Fds Avg
=============================================================================================================================

              Portfolio Turnover .....................   5.1%

*    Total returns include reinvested dividends and gains.

Notes regarding performance: Total Return assumes dividends and/or capital gains reinvested. STAAR Fund returns are based on Net Asset Value. Indexes such as the S&P 500, Lehman Bros. (LB) Bond and Russell 2000 indexes are unmanaged, and therefore have little or no expenses. Morningstar mutual fund averages reflect net returns after expenses. Performance numbers are quoted directly or derived from data published in the Wall St. Journal, Morningstar and other public sources and may be preliminary data. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237 412-367-9076

Portfolio Holdings as of 12/31/2000


1 INTERMEDIATE BOND FUND Portfolio Valuation Date 12/31/2000


                                                     SHARES OR
                                                     PRINCIPAL                                                           Unrealized
                 POSITION                               AMOUNT    UNIT COST   PRICE        COST       VALUE    PERCENT   GAIN/(LOSS)

CASH & EQUIVALENTS                                      20,502         1.00     1.00      20,502     20,502     1.3%            0
                                                  --------------------------------------------------------------------------------
                                   Subtotal                                               20,502     20,502     1.3%            0

US TREASURY OBLIGATIONS
       US Treasury Note 6.375 due 8/15/02               20,000       100.45   101.72      20,089     20,344     1.3%          255
       US Treasury Note 6.5 due 5/15/05                 20,000       100.19   105.50      20,038     21,100     1.4%        1,063
       US Treasury Note 5.5 due 2/15/08                 20,000       100.42   101.91      20,084     20,381     1.3%          297
       US Treasury Note 5.375 due 2/15/01               60,000       101.21    99.94      60,725     59,963     3.9%         (762)
       US Treasury Note 5.5 due 12/31/00                50,000       102.69   100.00      51,344     50,000     3.2%       (1,344)
       US Treasury Note 5.25 due 5/15/04                30,000        97.75   100.31      29,325     30,094     2.0%          769
                                                  --------------------------------------------------------------------------------
                                   Subtotal                                              201,604    201,882    13.1%          277

GOVERNMENT AGENCY OBLIGATIONS
       Fedl Home Ln Mtg Corp Deb 6.49 due 12/19/05      50,000       100.70    99.59      50,350     49,797     3.2%         (552)
       Fedl Home Ln Mtg Corp Deb 6.25 due 6/24/08       60,000       100.00    98.03      60,000     58,819     3.8%       (1,181)
       Fedl Home Ln Mtg Corp Deb 6.125 7/24/08          30,000        93.75    97.63      28,125     29,288     1.9%        1,163
       Fedl Home Ln Bank Bond 5.125 9/15/03             35,000        97.67    98.81      34,185     34,585     2.2%          399
       Fedl Home Ln Bank Bond 6.17 due 7/30/02          20,000       102.22   100.81      20,443     20,163     1.3%         (280)
       Fedl Home Ln Bank Bond 5.925 due 8/14/03         40,000       100.98    99.56      40,391     39,825     2.6%         (566)
       Fedl Home Ln Bank Bond 5.8 due 11/04/05          60,000        96.63    98.34      57,975     59,006     3.8%        1,031
       Fedl Home Ln Bank Bond 6.05 2/24/06              40,000        95.25    98.72      38,100     39,488     2.6%        1,388
       Fedl Home Ln Bank Bond 6.18 5/29/03              50,000        98.50    99.78      49,250     49,891     3.2%          641
       Fedl Nat'l Mtg Assoc. 7.32 due 5/03/06           25,000       100.00   100.38      25,000     25,095     1.6%           95
       Fedl Nat'l Mtg Assoc. 5.39 due 11/5/03           75,000        99.56    98.81      74,672     74,108     4.8%         (564)
       Fedl Nat'l Mtg Assoc. 6.1 4/24/03                25,000        98.00    99.82      24,500     24,955     1.6%          455
       Fedl Nat'l Mtg Assoc. 6.03 2/2/09                20,000        92.75    97.44      18,550     19,488     1.3%          938
       TVA Pwr Bds 1993 Ser 6.125 due 7/15/03           20,000        97.00   100.56      19,400     20,113     1.3%          713
       TVA Pwr Bds 1995 Ser 6.375 due 6/15/05           13,000        97.25   102.34      12,643     13,305     0.9%          661
                                                  --------------------------------------------------------------------------------
                                   Subtotal                                              553,584    557,923    36.2%        4,339

Corporate Obligations
       American General Corp. 6.25 3/15/03              50,000       103.07   100.02      51,537     50,010     3.2%       (1,527)
       Columbia/HCA Healthcare 6.87 due 9/15/03         30,000        98.63    97.98      29,588     29,394     1.9%         (194)
       Disney Walt Co 6.375 3/30/01                     50,000        99.93    99.95      49,967     49,975     3.2%            8
       Ford Motor Cr 6.0 due 1/14/03                    80,000       102.84    99.02      82,268     79,216     5.1%       (3,052)
       IBM Corp Nt Bk Entry 7.25 due 11/01/02           20,000       102.14   101.90      20,427     20,380     1.3%          (47)
       Lehman Brothers 6.625 due 2/05/06                50,000        97.07    98.30      48,534     49,150     3.2%          617
       Lehman Brothers 6.625 due 4/01/04                50,000        98.29    99.74      49,147     49,870     3.2%          724
       Mellon Financial Co. 6.0 due 3/01/04             40,000       100.09    98.90      40,036     39,560     2.6%         (476)
       Merrill Lynch & Co Nts 8.0 due 2/01/02           25,000       103.50   101.80      25,875     25,450     1.7%         (425)
       Merrill Lynch & Co Nts 5.5 due 2/12/04           45,000       100.00    97.23      45,000     43,754     2.8%       (1,246)
       Merrill Lynch & Co Nts 6.0 due 2/17/09           40,000        92.72    94.79      37,089     37,916     2.5%          828
       Morgan Stanley Nts 5.625 due 1/20/04             50,000        99.72    98.06      49,859     49,030     3.2%         (829)
       New England Telephone Co. 6.125 due 10/01/06     35,000       101.03    97.66      35,359     34,181     2.2%       (1,178)
       St. Paul Cos. 6.17 due 1/15/01                   25,000        99.99    99.99      24,997     24,998     1.6%            1
       Sears Accept Corp  6.92 due 6/17/04              40,000       104.80   100.69      41,920     40,276     2.6%       (1,644)
       TCI Comm Inc 6.375 5/01/03                       35,000        98.73    99.69      34,557     34,892     2.3%          335
       Transamerica Fin 7.25 8/15/02                   100,000        99.98   101.32      99,982    101,320     6.6%        1,338
                                                  --------------------------------------------------------------------------------
                                   Subtotal                                              766,140    759,371    49.3%       (6,767)
                                                  --------------------------------------------------------------------------------
                                     TOTALS                                            1,541,831  1,539,677     100%       (2,154)


Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

Breakdown By General Asset Type

    Cash & Equivalents = 1%
    US Treasury & Gov't Agency = 50%
    Corporate Bonds = 49%

Breakdown By General Rating

    AAA Rated = 50%
    AA Rated = 13%
    A Rated = 35%
    BBB Rated = 2%

LONG TERM BOND FUND Portfolio Valuation Date 12/31/2000

                                                    SHARES OR
                                                     PRINCIPAL                                                          UNREALIZED
     POSITION                                         AMOUNT       UNIT COST      PRICE     COST      VALUE    PERCENT  GAIN/ LOSS)
     --------                                         ------       ---------      -----     ----      -----    -------  -----------
CASH & EQUIVALENTS                                     3,926          1.00         1.00      3,926     3,926     0.4%           0
                                         ------------------------------------------------------------------------------------------
                                Subtotal                                                     3,926     3,926     0.4%           0

US TREASURY OBLIGATIONS
       US Treasury Note 5.625 due 2/15/06              10,000         92.70       102.34     9,270    10,234     1.2%         964
       US Treasury Bond 7.25 due 5/15/16               75,000         05.59       117.72    79,194    88,289    10.1%       9,095
       US Treasury Bond 7.25 due 8/15/22               20,000        100.81       120.53    20,163    24,106     2.7%       3,944
       US Treasury Bond 6.25 due 8/15/23               15,000        237.86       252.36    35,680    37,855     4.3%       2,174
       US Treasury Bond 5.50 due 8/15/28               40,000        100.75        99.22    40,300    39,688     4.5%        (612)
                                         ------------------------------------------------------------------------------------------
                                Subtotal                                                   184,606   200,172    22.8%      15,565

GOVERNMENT AGENCY OBLIGATIONS
       Fedl Nat'l Mtg Assoc. 6.37 due 2/25/14          35,000         89.50        98.13    31,325    34,346     3.9%       3,021
       Fedl Nat'l Mtg Assoc. 5.62 due 2/25/02          20,000         98.13        99.62    19,625    19,924     2.3%         299
       Fedl Home Ln Bank Bond 5.73 due 9/04/08         25,000         92.56        98.47    23,141    24,617     2.8%       1,477
       Fedl Home Ln Mtg Corp 7.375 due 10/25/11        20,000         99.50        99.56    19,900    19,913     2.3%          13
       Fedl Home Ln Mtg Corp 6.85 due 5/14/13          35,000         00.28        97.78    35,099    34,223     3.9%        (875)
       Fedl Home Ln Mtg Corp 6.42 due 8/19/13          30,000        101.26        96.44    30,379    28,931     3.3%      (1,447)
       Fedl Home Ln Mtg Corp 6.875 due 9/15/10         20,000        102.88       106.63    20,576    21,325     2.4%         749
       Fedl Home Ln Mtg Corp 7.405 due 4/19/06         50,000         99.17       100.25    49,586    50,125     5.7%         539
       Fedl Farm Cred Bk 6.9 due 9/08/15               40,000        101.95        06.54    40,780    42,616     4.9%       1,836
                                         ------------------------------------------------------------------------------------------
                                Subtotal                                                   270,411   276,020    31.5%       5,609

CORPORATE OBLIGATIONS
       Arkansas Power & Lt 7.0 due 10/1/23             25,000        103.50        89.85    25,875    22,463     2.6%      (3,412)
       Bankamerica Corp MTN 6.0 due 12/23/13           15,000        100.00        89.80    15,000    13,470     1.5%      (1,529)
       Bear Stearns Cos 7.625 due 2/01/05              40,000         99.69       102.54    39,876    41,016     4.7%       1,141
       Chase Manhattan Corp MTN 6.5 due 5/06/13        15,000        100.25        94.14    15,038    14,121     1.6%        (917)
       Citicorp 7.2 due 9/15/10                        35,000        102.38        99.00    35,831    34,650     4.0%      (1,181)
       Citigroup 7.25 due 10/01/10                     25,000        100.89       103.21    25,222    25,803     2.9%         581
       Disney Walt Co. MTN 7.75 due 9/30/11            20,000        100.00       101.88    20,000    20,376     2.3%         376
       Ford Motor Credit MTN 7.0 9/20/10               40,000        101.00        96.85    40,400    38,740     4.4%      (1,660)
       General Elec. Cap Crp. MTN 6.4 due 1/16/13      25,000         99.75        97.59    24,938    24,398     2.8%        (540)
       Gen Mtrs Accpt Corp Nts 7.1 due 3/15/06         20,000         99.31       101.08    19,861    20,216     2.3%         355
       Lehman Bros. Holdings 7.0 due 5/12/14           35,000         93.99        95.02    32,896    33,257     3.8%         361
       Merrill Lynch 6.33 due 2/25/14                  50,000         99.40        95.17    49,700    47,585     5.4%      (2,115)
       Morgan Stanley Grp 7.45 due 7/03/12             15,000         00.00        99.59    15,000    14,939     1.7%         (62)
       So Western Bell Tel Deb 6.75 due 6/01/08        15,000         96.25        99.46    14,438    14,919     1.7%         481
       Xerox Credit Corp MTN 6.5 due 1/28/13           30,000         00.00        47.86    30,000    14,358     1.6%     (15,642)
       Xerox Credit Corp MTN 6.5 due 2/11/13           35,000         00.00        47.36    35,000    16,576     1.9%     (18,424)
                                         ------------------------------------------------------------------------------------------
                                Subtotal                                                   439,074   396,885    45.3%     (42,186)
                                         ------------------------------------------------------------------------------------------
                                  TOTALS                                                   898,017   877,004     100%     (21,013)

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.


Breakdown by General Asset Type

    Cash & Equivalents = 0%
    US Treasury & Gov't Agency = 55%
    Corporate Bonds = 45%

Breakdown by General Rating

    AAA Rated = 60%
    AA Rated = 8%
    A Rated = 28%
    BBB Rated = 4%

3 LARGER COMPANY STOCK FUND Portfolio Valuation Date 12/31/00


                                                                                                                     UNREALIZED
                                                                                                                        GAIN/
                      POSITION                       SHARES      UNIT COST    PRICE      COST      VALUE     PERCENT   (LOSS)
    CASH & EQUIVALENTS
           Putnam Money Market Fund A                3,595.10        1.00      1.00      3,595      3,595      0.1%          0
           Firstar Treasury Money Market            86,926.55        1.00      1.00     86,927     86,927      3.2%          0
                                                  ------------------------------------------------------------------------------
                                         Subtotal                                       90,522     90,522      3.4%          0
    U.S. LARGER CO. STOCK FUNDS

           Bear Stearns S&P Stars A                 13,538.07       25.58     31.75    346,288    429,834     16.0%     83,546
           Fundamental Investors Fund               13,851.76       29.56     31.16    409,450    431,621     16.1%     22,170
           Janus Twenty                              2,356.17       63.24     54.80    149,009    129,118      4.8%    (19,891)
           Putnam Fund For Growth & Income          12,836.56       19.07     19.53    244,793    250,698      9.4%      5,906
           Putnam Investors A                       18,274.45       14.21     15.36    259,658    280,696     10.5%     21,037
           Torray Fund                               7,841.68       38.10     39.79    298,792    312,021     11.6%     13,229
                                                  ------------------------------------------------------------------------------
                                         Subtotal                                    1,707,990  1,833,987     68.4%    125,996

         U.S. LARGER CO. STOCK UNIT TRUSTS
           Peroni Top Ten Picks 2000 Series         21,896.27       11.45     10.20    250,651    223,342      8.3%    (27,309)
                                                  ------------------------------------------------------------------------------
                                         Subtotal                                      250,651    223,342      8.3%    (27,309)

    U.S. MID-CAP LARGER CO. STOCK FUNDS
           Mairs & Power Growth Fund                 3,865.59       86.17    106.82    333,082    412,922     15.4%     79,840

           Longleaf Partners                         5,297.90       24.21     22.71    128,266    120,315      4.5%     (7,950)

                                                  ------------------------------------------------------------------------------
                                         Subtotal                                      461,348    533,237     19.9%     71,890

                                                  ------------------------------------------------------------------------------
                                           TOTALS                                    2,510,509  2,681,088      100%    170,579

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

Breakdown By General Asset Type (Includes estimated cash positions of mutual funds owned by the Fund)

    Cash & Equivalents = 6%
    Domestic Stock = 87%
    Foreign Stock = 6%
    Bonds = 0%
    Other = 1%

Breakdown by Management Style

    Large Cap Growth = 21%
    Large Cap Value = 37%
    Large Cap Blend = 19%
    Larger Mid Cap Value = 20%
    Larger Mid Cap Blend = 0%
    Cash Equiv. = 3%

    Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.
    See notes to financial statements

3 SMALLER COMPANY STOCK FUND Portfolio Valuation 12/31/00

                                                                                                                       UNREALIZED
                     POSITION                      SHARES      UNIT COST   PRICE      COST      VALUE       PERCENT    GAIN/(LOSS)
                     --------                      ------      ---------   -----      ----      -----       -------    -----------
   CASH & EQUIVALENTS
          Franklin Money Fund A                    1,332.34        1.00     1.00       1,332      1,332        0.0%            0
          Firstar Treasury Money Market           69,658.21        1.00     1.00      69,658     69,658        2.6%            0
                                                 --------------------------------------------------------------------------------
                                        Subtotal                                      70,991     70,991        2.7%            0

   U.S. SMALLER CO. STOCK MUTUAL FUNDS
          Ivy US Emerging Growth Fund             10,676.27       28.87    30.31     308,171    323,598       12.1%       15,427
          Franklin Small Cap Growth Fund I         7,552.32       23.73    39.33     179,203    297,033       11.1%      117,830
          T Rowe Price New Horizons Fund          13,246.79       25.07    23.89     332,054    316,466       11.9%      (15,589)
          Royce Opportunity Fund                  56,136.77        7.35     7.78     412,592    436,744       16.4%       24,152
          Putnam Capital Opportunities Fund A     37,079.70        9.14    10.65     339,089    394,899       14.8%       55,809
          Liberty Acorn Z Fund                    21,863.03       16.81    17.21     367,550    376,263       14.1%        8,713
                                                 --------------------------------------------------------------------------------
                                        Subtotal                                   1,938,660  2,145,002       80.3%      206,341

   U.S. MICROCAP STOCK MUTUAL FUNDS
          Franklin Microcap Value Fund I          21,037.99       18.78     8.37     395,185    386,468       14.5%       (8,718)
          RS MicroCap Growth Fund                  3,279.38       26.66    20.69      87,439     67,850        2.5%      (19,589)
                                                 --------------------------------------------------------------------------------
                                        Subtotal                                     482,625    454,318       17.0%      (28,307)

                                                 --------------------------------------------------------------------------------
                                          TOTALS                                   2,492,276  2,670,310        100%      178,034


Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

Breakdown By General Asset Type (Includes estimated cash positions of mutual funds owned by the Fund)

    Cash & Equivalents = 7%
    Domestic Stock = 88%
    Foreign Stock = 5%
    Bonds = 0%
    Other = 0%

Breakdown by Management Style

    Small Cap Growth = 26%
    Small Cap Value = 30%
    Small Cap Blend = 14%
    Smaller Mid Cap Growth = 12%
    Smaller Mid Cap Value = 15%
    Cash equiv. = 3%

    Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

             5 INTERNATIONAL FUND Portfolio Valuation Date 12/31/00

                                                                                                                      UNREALIZED
                      POSITION                      SHARES    UNIT COST     PRICE     COST        VALUE     PERCENT  GAIN/(LOSS)
                      --------                      ------    ---------     -----     ----        -----     -------  ------------
   CASH & EQUIVALENTS
          Putnam Money Market Fund A               89,519.36     1.00        1.00     89,519      89,519       4.2%           0
          Firstar Treasury Money Market            12,969.81     1.00        1.00     12,970      12,970       0.6%           0
                                                  -------------------------------------------------------------------------------
                                         Subtotal                                    102,489     102,489       4.9%           0

   INTERNATIONAL STOCK MUTUAL FUNDS
          Bear Stearns International Equity A       5,672.72    24.10       21.09    136,721     119,638       5.7%     (17,083)
          Europacific Fund                          9,804.93    32.34       31.35    317,044     307,385      14.6%      (9,659)
          Federated Int'l Equity A                  3,890.43    27.22       21.18    105,915      82,399       3.9%     (23,516)
          Mercury HW International Fund             7,569.58    22.67       24.58    171,615     186,060       8.8%      14,445
          Ivy International Fund A                  9,550.65    33.90       26.20    323,735     250,227      11.9%     (73,508)
          Putnam International Growth A            16,826.54    19.97       24.71    336,012     415,784      19.7%      79,771
          T Rowe Price International Fund          13,676.57    15.52       14.52    212,307     198,584       9.4%     (13,723)
          Templeton Foreign Fund A                  8,886.52     9.68       10.34     86,007      91,887       4.4%       5,880
          Warburg & Pincus International Fund       9,972.72    20.58       15.08    205,199     150,389       7.1%     (54,811)
                                                  -------------------------------------------------------------------------------
                                         Subtotal                                  1,894,556   1,802,352      85.4%     (92,205)

   DEVELOPING MARKETS MUTUAL FUNDS
          Pilgrim Worldwide Emerging Mkts Fd        2,518.69    11.91        7.99     30,000      20,124       1.0%      (9,876)
          Templeton Developing Markets Trust A     17,411.52    14.04       10.59    244,473     184,388       8.7%     (60,085)
                                                  -------------------------------------------------------------------------------
                                         Subtotal                                    274,473     204,512       9.7%     (69,961)

                                                  -------------------------------------------------------------------------------
                                           TOTALS                                  2,271,518   2,109,353     100.0%    (162,165)

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.


Breakdown By General Asset Type (Includes estimated cash positions of mutual funds owned by the Fund)

    Cash & Equivalents = 8%
    Domestic Stock = 1%
    Foreign Stock = 79%
    Foreign Emerging Mkts Stock = 10%
    Bonds = 1%
    Other = 1%

Breakdown by Management Style (Does not include cash positions of mutual funds owned by the Fund)

    Large Cap Growth = 33%
    Large Cap Value = 25%
    Large Cap Blend = 27%
    Mid Cap Value = 9%
    Mid Cap Blend = 1%
    Cash Equiv. = 5%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

                   6 ALTCAT FUND Portfolio Valuation 12/31/00


                                                                 UNIT                                                 UNREALIZED
                      POSITION                         SHARES    COST       PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                      --------                         ------    ----       -----      ----       -----     -------   -----------
   CASH & EQUIVALENTS                                  37,199    1.00        1.00     37,199      37,199       3.9%           0
                                                   -----------------------------------------------------------------------------
                                          Subtotal                                    37,199      37,199       3.9%           0

   US MID-CAP LARGER CO. STOCK MUTUAL FUNDS

            Muhlenkamp Fund                             1,967   39.59       48.98     77,860      96,335      10.1%      18,475
                                                   -----------------------------------------------------------------------------
                                          Subtotal                                    77,860      96,335      10.1%      18,475

   GLOBAL SMALLER CO. STOCK MUTUAL FUNDS

            Mutual Series Discovery Fund I              4,329   19.43       18.83     84,134      81,518       8.5%      (2,617)
            SmallCap World Fund                         3,585   38.44       27.78    137,775      99,580      10.4%     (38,195)
                                                   -----------------------------------------------------------------------------
                                          Subtotal                                   221,910     181,098      18.9%     (40,812)

   ALTERNATIVE CATEGORIES (SPECIALTY FUNDS)

            Franklin BioTech Discovery Fund I           1,078   74.65       73.00     80,493      78,713       8.2%      (1,779)
            Franklin Gold Fund I                        2,224   10.03        8.81     22,300      19,595       2.0%      (2,705)
            Franklin Real Estate Securities Fund I      2,406   14.44       15.93     34,749      38,330       4.0%       3,581
            Franklin Natural Resources Fund I           3,926   14.88       18.70     58,412      73,425       7.7%      15,013
            Ivy Pacific Opp. (China) Fund A            10,247    8.39        7.42     86,011      76,036       7.9%      (9,976)
            Templeton Latin America Fund                6,300   10.88       10.17     68,561      64,070       6.7%      (4,491)
            Vanguard Energy                             2,691   23.07       28.07     62,076      75,537       7.9%      13,461
            Vanguard Health Care                          993   87.33      132.74     86,731     131,829      13.8%      45,098

            Light Revolution Fund                         686   14.88       11.80     10,199       8,091       0.8%      (2,109)
            Invesco Technology II                       1,304   43.75       59.77     57,029      77,919       8.1%      20,889
                                                   -----------------------------------------------------------------------------
                                          Subtotal                                   566,561     643,544      67.2%      76,983

                                                   -----------------------------------------------------------------------------
                                            TOTALS                                   903,529     958,175     100.0%      54,646

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.


Breakdown By General Asset Type (Includes estimated cash positions of mutual funds owned by the Fund)

    Cash & Equivalents = 7%
    US Flexibly managed = 10%
    Global fexibly Managed = 8%
    Global smaller Cos. = 10%
    Pacific Rim/China = 8%
    Latin America = 7%
    Energy/Natural Resources = 15%
    Prec. Metals/Mining = 2%
    Real Estate & Related = 4%
    Health Care = 13%
    Technology = 8%

Breakdown by Management Style (Does not include cash positions of mutual funds owned by the Fund)

    Large Cap Growth = 8%
    Large Cap Blend = 13%
    Large Cap Value = 10%
    Mid Cap Growth = 10%
    Mid Cap Value = 39%
    Mid Cap Blend = 7%
    Small Cap Growth = 10%
    Cash Equiv. = 7%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

                             STAAR INVESTMENT TRUST
                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2000

                          CERTIFIED PUBLIC ACCOUNTANTS
                                CARSON & COMPANY
                                  P.O. BOX 395
                               201 VILLAGE COMMONS
                               SEWICKLEY, PA 15143
                                 (412) 741-8588
                               FAX (412) 741-0833

                          Independent Auditor's Report



To the Shareholders and Trustees
STAAR Investment Trust

We have audited the statement of assets and liabilities, including the schedules of investments of STAAR Investment Trust (comprising, respectively, the Intermediate Bond Fund, Long Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2000, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for the two years then ended, and the selected per share data and ratios for the periods indicated. These financial statements and per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the STAAR Investment Trust as of December 31, 2000, the results of their operations and their cash flows for the year then ended, the changes in their net assets for the two years then ended, and the selected per share data and ratios for the periods indicated, in conformity with accounting principles generally accepted in the United States.


CARSON & COMPANY
Sewickley, PA
February 28, 2001

                             STAAR INVESTMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000

                                                        IBF          LTBF         LCSF        SCSF       INTF           ACF
                                                        ---          ----         ----        ----       ----           ---
                         ASSETS
Investments in Securities at Value Identified         1,539,677     877,004    2,681,088   2,670,310   2,109,353      958,175
Interest Receivable                                      24,740      12,477          372         342          82          160
                                                    --------------------------------------------------------------------------
                       Total Assets                   1,564,417     889,481    2,681,460   2,670,652   2,109,435      958,335

                      LIABILITIES
Accounts Payable for Securities                               0           0            0           0           0            0
Accounts Payable- Other                                     902         569        2,109       2,036       1,630          730
                                                    --------------------------------------------------------------------------
                     Total Liabilities                      902         569        2,109       2,036       1,630          730

                       NET ASSETS                     1,563,515     888,912    2,679,351   2,668,616   2,107,805      957,605

       Shares Of Beneficial Interest Outstanding        151,988      85,266      208,459     212,829     201,042       77,904

               Net Asset Value Per Share                  10.29       10.43        12.85       12.54       10.48        12.29

NOTE: The accompanying notes are an integral part of these financial statements.


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------------------------------------------------------
                                                                IBF       LTBF        LCSF         SCSF       INTF        ACF
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                    INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------------
Mutual Fund Dividends (Including Money Market Funds)            2,795     2,175       22,679      10,856      25,781      8,995
--------------------------------------------------------------------------------------------------------------------------------
Less: Foreign Withholding Taxes                                     0         0            0           0           0          0
--------------------------------------------------------------------------------------------------------------------------------
Interest                                                       88,945    56,668            0           0           0          0
--------------------------------------------------------------------------------------------------------------------------------
                                  Total Income                 91,740    58,843       22,679      10,856      25,781      8,995
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                        EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
Advisory Fees                                                   9,248     6,122       24,062      24,277      20,312      7,815
--------------------------------------------------------------------------------------------------------------------------------
Directors Fees                                                  1,317       762        2,403       2,417       2,011        856
--------------------------------------------------------------------------------------------------------------------------------
                                  Total Expenses               10,565     6,884       26,465      26,694      22,323      8,671
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                  Net Investment Income                        81,175    51,959       (3,786)    (15,838)      3,458        324
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Realized Long & Short Term Capital Gains                       (4,037)     (678)     154,850     296,509     218,236     53,346
--------------------------------------------------------------------------------------------------------------------------------
Unrealized Appreciation (Depreciation)                         51,968    25,962     (226,065)   (274,818)   (640,187)   (25,303)
--------------------------------------------------------------------------------------------------------------------------------
Net Realized & Unrealized Appreciation (Depreciation)          47,931    25,284      (71,215)     21,691    (421,951)    28,043
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
       NET INCREASE IN NET ASSETS FROM OPERATIONS             129,106    77,243      (75,001)      5,853    (418,493)    28,367
--------------------------------------------------------------------------------------------------------------------------------

NOTE: The accompanying notes are an integral part of these financial statements.

                             STATEMENT OF CASH FLOWS
                          YEAR ENDED DECEMBER 31, 2000


                                                         IBF         LTBF         LCSF          SCSF       INTF             ACF

  CASH PROVIDED (USED) BY OPERATING ACTIVITIES
Net Increase in Net Assets from Operations             129,106      77,243       (75,001)       5,853    (418,493)         28,367
Adjustments Required to reconcile to net assets
provided by operating activities
Unrealized (Appreciation) Depreciation of              (51,968)    (25,962)      226,065      274,818     640,187          25,303
Investments
    (Increase) Decrease in Interest Receivable            (516)       (636)          829          103          59               6
Increase/(Decrease) in Advisory / TTEE Fees               (445)       (200)          122          237        (108)            272
Increase (Decrease) in Accounts Payable                      0           0      (150,000)     (25,000)          0               0
                                                    -----------------------------------------------------------------------------

Net Cash Provided by Operating Activities               76,177      50,445         2,015      256,011     221,645          53,948

  CASH PROVIDED (USED) BY INVESTMENT ACTIVITIES
Investments Purchased                                 (218,691)   (135,260)   (1,126,407)    (782,198)   (863,674)       (468,091)
Sales or Redemptions                                   251,978      65,952       526,125      108,323     242,389          44,095
                                                    -----------------------------------------------------------------------------
Net Used by Investment Activities                       33,287     (69,308)     (600,282)    (673,875)   (621,285)       (423,996)

  CASH PROVIDED (USED) BY FINANCING ACTIVITIES

Shareholder Contributions                              431,203     124,883       542,199      595,386     483,468         437,123
Shareholder Redemptions (including amounts            (570,521)   (120,007)     (217,692)    (209,779)   (135,778)        (77,475)
re-invested in other Trust portfolios)
Dividends Declared                                     (79,734)    (49,572)     (151,724)    (280,608)   (221,723)        (53,846)
Dividends Reinvested by Shareholders                    78,995      49,044       151,388      278,822     221,172          53,846
                                                    -----------------------------------------------------------------------------
Net Cash Provided by Financing Activities             (140,057)      4,348       324,171      383,821     347,139         359,648

    INCREASE/(DECREASE) IN CASH DURING PERIOD          (30,593)    (14,515)     (274,096)     (34,043)    (52,501)        (10,400)
                                                    =============================================================================

Cash Balanace - Beginning of Period                     51,094      18,442       364,618      105,034     154,990          47,598
Cash Balance - End of Period                            20,501       3,927        90,522       70,991     102,489          37,198


                       STATEMENT OF CHANGES IN NET ASSETS
                          Year Ended December 31, 2000

                                                                IBF         LTBF       LCSF        SCSF        INTF         ACF
     Increase/(Decrease) in Net Assets from Operations
Investment income - net                                    $    81,175      51,959     (3,786)    (15,838)      3,458         324
Net realized gains on investments                               (4,037)       (678)   154,850     296,509     218,236      53,346
Unrealized Appreciation (Depreciation) of Investments           51,968      25,962   (226,065)   (274,818)   (640,187)    (25,303)
                                                           ------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
   operations                                                  129,106      77,243    (75,001)      5,853    (418,493)     28,367

            Distributions to Shareholders from:
Investment  Income                                             (79,734)    (49,572)    (2,343)    (75,103)    (31,448)     (9,827)
Realized Long-Term gains                                             0           0   (149,381)   (205,505)   (190,275)    (44,019)
                                                           ------------------------------------------------------------------------
                    Total Distributions                        (79,734)    (49,572)  (151,724)   (280,608)   (221,723)    (53,846)

                Capital Share Transactions
Purchases                                                      431,203     124,883    542,199     595,386     483,468     437,123
Redemptions                                                   (570,521)   (120,007)  (217,692)   (209,779)   (135,778)    (77,475)
Reinvestment of Dividends                                       78,995      49,044    151,388     278,822     221,172      53,846
                                                           ------------------------------------------------------------------------
Net Increase in net assets resulting from capital share        (60,323)     53,920    475,895     664,429     568,862     413,494
transactions

                                                           ------------------------------------------------------------------------
Total Increase in Net Assets                               $   (10,951)     81,591    249,170     389,674     (71,354)    388,015
                                                           ========================================================================

Net Assets Beginning of Period                             $ 1,574,466     807,321  2,430,181   2,278,942   2,179,159     569,590
Net Assets End of Period                                   $ 1,563,515     888,912  2,679,351   2,668,616   2,107,805     957,605
                                                           ------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999

                                                                  IBF        LTBF       LCSF         SCSF        INTF        ACF
     Increase/(Decrease) in Net Assets from Operations
Investment Income Net                                       $    71,824     41,785     (2,723)     (12,620)       6,735      2,337
Net Realized Gains on Investments                                   (67)       359    173,501      175,090       85,455     10,602
Unrealized appreciation (Depreciation) of Investments           (70,701)   (79,009)   154,541      363,491      512,583    114,877
                                                            ----------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting From              1,056    (36,865)   325,319      525,961      604,773    127,816
Operations

            Distributions to Shareholders from:
Investment  Income                                              (63,731)   (38,842)    (6,573)     (25,047)     (17,629)    (4,157)
Realized Long-Term gains                                              0       (359)  (166,331)    (137,565)     (74,957)    (8,868)
                                                            ----------------------------------------------------------------------
Total Distributions                                             (63,731)   (39,201)  (172,904)    (162,612)     (92,586)   (13,025)

                Capital Share Transactions
Purchases                                                       609,981    270,956    361,449      294,339      276,101     78,673
Redemptions                                                    (189,433)   (24,577)  (107,691)    (152,934)    (309,286)   (10,699)
Reinvestment of Dividends                                        63,090     38,724    172,433      161,321       92,307     13,023
                                                            ----------------------------------------------------------------------
Net Increase in net assets resulting from capital share         483,638    285,103    426,191      302,726       59,122     80,997
transactions

                                                            ----------------------------------------------------------------------
Total Increase in Net Assets                                $   420,963    209,037    578,606      666,075      571,309    195,788
                                                            ======================================================================

Net Assets Beginning of Period                              $ 1,153,503    598,284  1,851,575    1,612,867    1,607,850    373,802
Net Assets End of Period                                    $ 1,574,466    807,321  2,430,181    2,278,942    2,179,159    569,590
                                                            ----------------------------------------------------------------------


NOTE: The accompanying notes are an integral part of these financial statements.

                             STAAR INVESTMENTS TRUST
                            SHAREHOLDER TRANSACTIONS

                                                                      YEAR ENDED DECEMBER 31, 1999
                                                                      ----------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FUND                      DECEMBER 31, 1998                                    REINVESTMENT OF
                              BALANCE                             SOLD            DIVIDENDS                   REDEMPTION

                        SHARES        AMOUNT      SHARES        AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT

INTERMEDIATE BOND       110,356     $1,122,826    61,647    $   609,981       6,258       $  63,091     (20,163)    $(189,433)

LONG TERM BOND           53,611        560,212    25,024        270,956       3,703          38,724      (2,326)      (24,577)

LARGE COMPANY           142,510      1,613,415    26,803        361,449      12,345         172,432      (7,823)     (107,690)
STOCK

SMALL COMPANY           140,886      1,525,199    25,224        294,339      11,638         161,322     (13,335)     (152,934)
STOCK

INTERNATIONAL           151,734      1,640,019    23,496        276,101       6,558          92,308     (26,972)     (309,286)

ALTERNATIVE              38,641        409,096     7,418         78,673       1,054          13,025        (994)      (10,698)
CATEGORIES

                                    $6,870,767              $ 1,891,499                    $540,902                 $(794,618)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31, 2000
                                                                               ----------------------------

---------------------------------------------------------------------------------------------------------------------------------
FUND                   DECEMBER 31, 1999                           REINVESTMENT OF                           DECEMBER 31, 2000
                            BALANCE                SOLD               DIVIDENDS           REDEMPTION              BALANCE

                      SHARES     AMOUNT      SHARES      AMOUNT     SHARES   AMOUNT     SHARES      AMOUNT     SHARES      AMOUNT
INTERMEDIATE BOND    158,099  $1,606,465    43,015   $  431,203    7,852   $ 78,995   (56,978) $  (570,521)  151,988   $1,546,142

LONG TERM BOND        80,012     845,315    12,234      124,883    4,771     49,044   (11,752)    (126,007)   85,266      893,235

LARGE COMPANY STOCK  173,835   2,039,606    39,502      542,199   11,496    151,388   (16,375)    (217,693)  208,459    2,515,500

SMALL COMPANY STOCK  164,413   1,827,926    41,308      595,386   22,238    278,822   (15,130)    (209,779)  212,829    2,492,355

INTERNATIONAL        154,817   1,699,142    36,415      483,468   21,096    221,172   (11,285)    (135,778)  201,042    2,268,004

ALTERNATIVE           46,119     490,096    33,459      437,123    4,379     53,846    (6,053)     (77,475)   77,904      903,590
CATEGORIES

                              $8,508,550             $2,614,262            $833,267            $(1,337,253)           $10,618,826
---------------------------------------------------------------------------------------------------------------------------------

NOTE: The accompanying notes are an integral part of these financial statements.

                             STAAR INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000


NOTE 1 - ORGANIZATION AND PURPOSE

         Staar Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to Staar Investment Trust in September, 1998.

         The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

     Staar Intermediate Bond Fund
     Staar Long-Term Bond Fund
     Staar Larger Company Stock Fund
     Staar Smaller Company Stock Fund
     Staar International Fund
     Staar Alternative Categories Fund

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds) as well as closed-end funds and individual securities.

Security Valuation - Net Asset Value for each portfolio is computed as of the close of business on each business day. New investments received during that day purchase shares of beneficial interest based upon the end-of-day Net Asset Value per share. Included in the end-of-day net assets valuation of each portfolio is the net asset valuation of all investee mutual funds, as published on their respective web-sites or elsewhere. When applicable, equity securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Fixed income securities are valued at prices obtained from a pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. There were no restricted securities owned by any of the portfolios as of December 31, 2000. Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and distributes all its taxable income to its shareholders. Therefore, no federal or state income tax provision is required. As of December 31, 2000 the following capital loss carry-forwards existed for Federal income tax purposes:

                  IBF               $4,106

                  LTBF                 678

Distributions to shareholders - Dividends to shareholders are recorded on the ex-dividend date.

Other - The Trust follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased, if significant, are amortized over the life of the respective securities.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ form those estimates.

NOTE 3 - SHAREHOLDER TRANSACTIONS

The declaration of Trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares which correspond to the six funds described in
Note 2. During the years ended December 31, 2000 and 1999, 99% and 99% of dividends declared were reinvested by the respective owners of beneficial interest. Transactions in units of beneficial interest were as shown on page 15.

Net undistributed investment income (loss) for each fund as of December 31, 2000 was as follows:

                  IBF          $19,527

                  LTBF          16,690

                  LCSF          (6,728)

                  SCSF          (1,773)

                  INTF           1,966

                  ACF             (631)

NOTE 4 - SUMMARY OF UNREALIZED GAINS AND LOSSES:

Following is a summary of unrealized gains and losses for each portfolio as of December 31, 2000:

December 31, 2000

                                                                   Unrealized
                                                    ----------------------------------------
                                   Cost               Gain              Loss           Net            Market Value
                                   ----               ----              ----           ---            ------------
Intermediate Bond                1,541,831            13,715          (15,869)        (2,154)           1,539,677
Long Term Bond                     898,017            27,404          (48,417)       (21,013)             877,004
Larger Company Stock Fund        2.510,509           225,729          (55,150)       170,579            2,681,088
Smaller Company Stock Fund       2,492,276           221,930          (43,896)       178,034            2,670,310
International Fund               2,271,518           100,096         (262,261)      (162,165)           2,109,353
Alternative Categories Fund        903,529           116,518          (61,872)        54,646              958,175
                                ----------          --------         --------       --------            ---------

                                10,617,680           705,392         (487,465)       217,927           10,835,607
                                ==========          ========         ========       ========           ==========


NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Effective April 1, 1996, the Trust entered into a Master Investment Advisory Agreement with Staar Financial Advisors, Inc., a related party (advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one year period. This agreement has subsequently been extended through March 31, 2001. The advisor furnishes investment management and advisory services for a fee based on average daily net asset value. The fee for each portfolio is in accordance with a fee schedule of
 .63% for IBF, .72% for LTBF and .90% for all other portfolios.

The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organizational expenses of the Trust are paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years. Such costs have continued to be absorbed by the investment advisor and, beginning in May 2000, 12B-1 commission expense is now absorbed by the investment advisor.

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)



The Staar Investment Trust is also charged .09% of average daily net asset value for each fund for various trust expenses; from this the trustees are compensated as a group at the rate of $1,125 per calendar quarter.

Certain affiliated persons holding shares in the six portfolios purchased such shares at Net Asset Value at respective date of purchase. Those affiliated persons held aggregate investments in the respective funds as of December 31, 2000 as follows:

                                         IBF            LTBF             LCSF           SCSF            INTF             ACF
                                         ---            ----             ----           ----            ----             ---
J. Weisbrod including immediate
family & retirement accounts:          2,616.807      1,772.399       6,279.621       7,141.598       6,240.306       4,412.192

Other Trustees of Staar Investment
Trust                                  2,187.763      5,522.327       7,577.724      16,178.546       6,243.117       5,027.952

Employees of investment advisor
including retirement accounts:               -0-            -0-          41.247         808.751          41.441          37.412
                                       ---------      ---------      ----------      ----------      ----------       ---------

Number of Shares                       4,804.570      7,294.726      13,898.592      24,128.895      12,524.864       9,479.286
                                       ---------      ---------      ----------      ----------      ----------       ---------

Value:                                    49,425         76,049         178,640         302,550         131,316         116,517
                                       =========      =========      ==========      ==========      ==========       =========


Effective September 1, 1998, Staar Investment Trust received SEC approval of a 12B-1 arrangement which provides commission payments to broker/dealers who refer investors who become shareholders in Staar Investment Trust. The commission structure is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions are calculated based on fair market values and are payable monthly in the first 12 months and quarterly thereafter. Total 12B-1 commission expense for 2000 and 1999 was $491 (excluding $334 absorbed by the investment advisor) and $340, respectively.

Supplementary Information - Selected Per Share Data and Ratios are provided In detail in the prospectus.

OFFICES OF THE TRUST
604 McKnight Park Dr.
Pittsburgh, PA 15237

INVESTMENT ADVISOR
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

E-MAIL: staar@iname.com

WEB SITE: www.staarinvest.com

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

COUNSEL
Alan Lefkowitz, Esq.
2488 Mt. Royal Blvd.
Pittsburgh, PA 15222

INDEPENDENT AUDITORS
Carson & Co.
201 Village Commons, Sewickley, PA 15143

TRUSTEES
Jeffrey A. Dewhirst
Sewickley, PA
Investment Banker

Thomas J. Smith
Sewickley, PA
Owner/President, CapMasters

John H. Weisbrod
Cranberry, PA
Former President, Sea Breeze Laboratories, Inc.

J. Andre Weisbrod
Wexford, PA
President, STAAR Financial Advisors, Inc.